UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Item 1.

Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2021

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	8.2
1 - 1.99%	1.3
2 - 2.99%	20.6
3 - 3.99%	32.4
4 - 4.99%	11.8
5 - 5.99%	3.1
6 - 6.99%	0.4
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**
U.S. Government and U.S. Government Agency Obligations	107.7%
Asset-Backed Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)***	(7.9)%

 * Futures and Swaps - 20.3%

 ** Written options - (8.5)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.5%
	Principal Amount	Value
U.S. Treasury Obligations - 1.5%
U.S. Treasury Notes 0.125% 7/31/22 (a)
(Cost $34,100,959)	34,100,000	34,103,996

U.S. Government Agency - Mortgage Securities - 108.2%
Fannie Mae - 35.4%
12 month U.S. LIBOR + 1.360% 1.981% 10/1/35 (b)(c)	33,880	35,291
12 month U.S. LIBOR + 1.440% 3.364% 4/1/37 (b)(c)	11,612	12,138
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (b)(c)	65,818	68,831
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (b)(c)	5,853	6,116
12 month U.S. LIBOR + 1.550% 2.498% 2/1/44 (b)(c)	9,510	9,931
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	27,958	29,407
12 month U.S. LIBOR + 1.550% 2.591% 5/1/44 (b)(c)	15,809	16,512
12 month U.S. LIBOR + 1.560% 2.359% 2/1/44 (b)(c)	15,157	15,839
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (b)(c)	61,959	64,924
12 month U.S. LIBOR + 1.570% 2.445% 5/1/44 (b)(c)	6,638	6,938
12 month U.S. LIBOR + 1.580% 1.955% 1/1/44 (b)(c)	12,380	12,941
12 month U.S. LIBOR + 1.580% 3.58% 4/1/44 (b)(c)	8,764	9,144
12 month U.S. LIBOR + 1.590% 3.433% 4/1/44 (b)(c)	47,278	49,442
12 month U.S. LIBOR + 1.620% 2.491% 3/1/33 (b)(c)	87,167	90,849
12 month U.S. LIBOR + 1.620% 2.803% 5/1/36 (b)(c)	24,896	26,164
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (b)(c)	10,979	11,551
12 month U.S. LIBOR + 1.640% 2.727% 6/1/47 (b)(c)	130,859	138,770
12 month U.S. LIBOR + 1.660% 2.332% 5/1/35 (b)(c)	26,492	27,783
12 month U.S. LIBOR + 1.670% 2.386% 7/1/43 (b)(c)	238,647	249,739
12 month U.S. LIBOR + 1.670% 2.551% 11/1/36 (b)(c)	44,077	46,317
12 month U.S. LIBOR + 1.700% 2.991% 6/1/42 (b)(c)	122,330	128,218
12 month U.S. LIBOR + 1.730% 2.383% 3/1/40 (b)(c)	85,441	89,968
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (b)(c)	31,774	33,503
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (b)(c)	23,213	24,383
12 month U.S. LIBOR + 1.750% 2.577% 7/1/35 (b)(c)	57,011	59,840
12 month U.S. LIBOR + 1.770% 2.146% 2/1/37 (b)(c)	265,538	279,846
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (b)(c)	323,684	339,531
12 month U.S. LIBOR + 1.800% 2.384% 12/1/40 (b)(c)	629,503	661,936
12 month U.S. LIBOR + 1.800% 2.71% 7/1/41 (b)(c)	98,843	103,262
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (b)(c)	17,448	18,370
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (b)(c)	60,042	62,804
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (b)(c)	106,421	112,095
12 month U.S. LIBOR + 1.810% 3.141% 2/1/42 (b)(c)	275,500	288,980
12 month U.S. LIBOR + 1.820% 3.111% 2/1/35 (b)(c)	65,657	69,049
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (b)(c)	41,485	43,040
12 month U.S. LIBOR + 1.890% 2.921% 8/1/35 (b)(c)	118,539	124,989
12 month U.S. LIBOR + 1.890% 3.88% 4/1/36 (b)(c)	235,873	248,340
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (b)(c)	25,492	27,040
6 month U.S. LIBOR + 1.470% 2.004% 10/1/33 (b)(c)	1,011	1,048
6 month U.S. LIBOR + 1.500% 1.755% 1/1/35 (b)(c)	27,670	28,743
6 month U.S. LIBOR + 1.510% 1.792% 2/1/33 (b)(c)	3,022	3,131
6 month U.S. LIBOR + 1.530% 2.025% 3/1/35 (b)(c)	11,418	11,877
6 month U.S. LIBOR + 1.530% 2.211% 12/1/34 (b)(c)	9,348	9,717
6 month U.S. LIBOR + 1.550% 1.828% 10/1/33 (b)(c)	4,203	4,364
6 month U.S. LIBOR + 1.550% 1.85% 9/1/33 (b)(c)	214,184	222,409
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(c)	6,933	7,224
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (b)(c)	758	793
6 month U.S. LIBOR + 1.960% 2.725% 9/1/35 (b)(c)	5,849	6,147
U.S. TREASURY 1 YEAR INDEX + 2.190% 2.503% 7/1/36 (b)(c)	19,969	20,851
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	7,109	7,476
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (b)(c)	23,629	24,812
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	17,559	18,443
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.006% 7/1/34 (b)(c)	37,898	39,854
2.5% 5/1/31 to 9/1/50 (a)(d)(e)	100,826,237	105,671,918
3% 7/1/27 to 7/1/50	346,378,566	368,654,215
3.25% 12/1/41	14,245	15,554
3.4% 7/1/42 to 9/1/42	158,725	172,833
3.5% 7/1/32 to 5/1/50	162,924,195	176,186,875
3.525% 5/1/42	8,134	9,016
3.65% 5/1/42 to 8/1/42	97,365	107,485
3.9% 4/1/42	15,608	17,437
4% 11/1/31 to 4/1/49	86,888,956	95,083,409
4.025% 5/1/42	19,011	21,375
4.25% 11/1/41	48,617	54,578
4.5% to 4.5% 12/1/23 to 2/1/49	31,459,279	34,829,193
5% 1/1/22 to 2/1/49	9,517,035	10,809,966
5.255% 8/1/41 (b)	464,502	526,458
5.5% 9/1/21 to 8/1/25	92,531	95,914
6% to 6% 3/1/21 to 1/1/42	5,064,497	5,964,317
6.5% 7/1/21 to 4/1/37	3,831,867	4,466,187
6.582% 2/1/39 (b)	375,432	416,632
7% to 7% 9/1/21 to 7/1/37	239,432	275,874
7.5% to 7.5% 12/1/22 to 2/1/32	128,131	146,256
8% 8/1/29 to 3/1/37	4,792	5,833
8.5% 8/1/23	6	6
		807,582,041
Freddie Mac - 15.9%
12 month U.S. LIBOR + 1.320% 1.73% 1/1/36 (b)(c)	62,439	64,910
12 month U.S. LIBOR + 1.370% 1.977% 3/1/36 (b)(c)	35,289	36,814
12 month U.S. LIBOR + 1.500% 2.406% 3/1/36 (b)(c)	26,617	27,849
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (b)(c)	14,591	15,280
12 month U.S. LIBOR + 1.600% 2.6% 7/1/35 (b)(c)	59,639	62,687
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (b)(c)	115,585	121,182
12 month U.S. LIBOR + 1.750% 2.179% 12/1/40 (b)(c)	280,621	294,292
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (b)(c)	953,192	1,000,796
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (b)(c)	73,977	77,714
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (b)(c)	18,849	19,817
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (b)(c)	12,437	13,152
12 month U.S. LIBOR + 1.880% 2.38% 10/1/41 (b)(c)	500,652	526,209
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (b)(c)	73,629	76,167
12 month U.S. LIBOR + 1.880% 3.725% 4/1/41 (b)(c)	38,933	40,962
12 month U.S. LIBOR + 1.890% 2.664% 10/1/42 (b)(c)	352,827	372,325
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	45,951	48,468
12 month U.S. LIBOR + 1.910% 2.928% 6/1/41 (b)(c)	143,796	151,598
12 month U.S. LIBOR + 1.910% 2.986% 5/1/41 (b)(c)	111,557	117,545
12 month U.S. LIBOR + 1.910% 3.32% 5/1/41 (b)(c)	155,959	164,600
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (b)(c)	6,925	7,324
12 month U.S. LIBOR + 2.020% 3.869% 4/1/38 (b)(c)	19,111	20,041
12 month U.S. LIBOR + 2.040% 2.569% 3/1/33 (b)(c)	844	885
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (b)(c)	126,326	133,692
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (b)(c)	23,777	25,138
6 month U.S. LIBOR + 1.120% 1.622% 8/1/37 (b)(c)	13,216	13,558
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (b)(c)	1,396	1,455
6 month U.S. LIBOR + 1.660% 1.956% 7/1/35 (b)(c)	62,056	64,682
6 month U.S. LIBOR + 1.660% 2.415% 1/1/37 (b)(c)	27,891	29,131
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (b)(c)	27,471	28,803
6 month U.S. LIBOR + 1.840% 2.72% 2/1/37 (b)(c)	16,285	17,103
6 month U.S. LIBOR + 1.850% 2.438% 10/1/36 (b)(c)	320,872	336,165
6 month U.S. LIBOR + 1.860% 2.401% 10/1/35 (b)(c)	182,537	191,151
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (b)(c)	32,339	33,938
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (b)(c)	48,245	50,631
6 month U.S. LIBOR + 2.020% 2.28% 6/1/37 (b)(c)	54,250	56,970
6 month U.S. LIBOR + 2.680% 2.933% 10/1/35 (b)(c)	28,735	30,280
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.967% 6/1/33 (b)(c)	227,970	239,364
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.73% 4/1/34 (b)(c)	59,399	62,566
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.044% 6/1/33 (b)(c)	57,524	60,299
U.S. TREASURY 1 YEAR INDEX + 2.310% 2.41% 2/1/36 (b)(c)	1,621	1,699
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.68% 3/1/35 (b)(c)	119,433	125,685
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.973% 7/1/35 (b)(c)	134,526	141,984
2.5% 5/1/30 to 11/1/50	49,293,157	51,571,599
3% 6/1/31 to 6/1/50	90,689,555	96,699,153
3.5% 3/1/32 to 3/1/48	86,669,273	93,937,903
3.5% 8/1/47	5,430,189	5,857,145
4% 6/1/33 to 2/1/50	73,119,687	80,231,453
4% 4/1/48	39,901	43,028
4.5% 6/1/25 to 10/1/48	19,893,557	22,126,167
5% 8/1/33 to 7/1/41	4,907,190	5,628,587
5.5% 6/1/22	8,904	9,091
6% 12/1/21 to 12/1/37	749,871	840,245
6.5% 7/1/21 to 9/1/39	788,837	922,894
7% 6/1/21 to 9/1/36	206,576	240,852
7.5% 6/1/26 to 6/1/32	7,426	8,672
8% 7/1/24 to 4/1/32	6,105	7,051
8.5% 12/1/22 to 9/1/29	5,939	6,709
		363,035,460
Ginnie Mae - 28.3%
3.5% 9/20/40 to 5/20/50 (f)	67,621,532	73,305,588
4% 2/15/39 to 6/20/49	82,296,975	89,571,975
4.5% 6/20/33 to 11/20/47	14,270,371	16,027,223
5% 12/15/32 to 4/20/48	8,646,074	9,764,789
5.5% 6/15/33 to 9/15/39	462,582	535,593
6% to 6% 10/15/30 to 5/15/40	3,679,409	4,286,516
7% to 7% 10/15/22 to 3/15/33	342,554	395,164
7.5% to 7.5% 2/15/22 to 9/15/31	126,072	140,927
8% 11/15/21 to 11/15/29	39,975	43,170
8.5% 11/15/21 to 1/15/31	4,518	5,264
9% 1/15/23	48	51
2% 2/20/51	4,600,000	4,676,699
2% 3/1/51 (g)	11,050,000	11,221,619
2% 3/1/51 (g)	9,200,000	9,342,886
2% 3/1/51 (g)	3,400,000	3,452,806
2% 3/1/51 (g)	4,800,000	4,874,549
2% 3/1/51 (g)	9,300,000	9,444,439
2% 3/1/51 (g)	13,900,000	14,115,882
2% 3/1/51 (g)	13,200,000	13,405,011
2% 3/1/51 (g)	22,800,000	23,154,109
2% 3/1/51 (g)	3,200,000	3,249,700
2% 3/1/51 (g)	13,900,000	14,115,882
2% 4/1/51 (g)	30,550,000	30,961,227
2% 4/1/51 (g)	15,250,000	15,455,277
2.5% 12/20/50	17,049,309	17,733,484
2.5% 3/1/51 (g)	15,600,000	16,199,873
2.5% 3/1/51 (g)	16,100,000	16,719,100
2.5% 3/1/51 (g)	4,300,000	4,465,350
2.5% 3/1/51 (g)	8,600,000	8,930,699
2.5% 3/1/51 (g)	6,550,000	6,801,870
2.5% 3/1/51 (g)	4,350,000	4,517,272
2.5% 3/1/51 (g)	16,900,000	17,549,862
2.5% 4/1/51 (g)	22,300,000	23,107,860
3% 5/15/42 to 9/20/50	105,909,814	110,714,311
3% 3/1/51 (g)	5,150,000	5,365,152
3% 3/1/51 (g)	4,150,000	4,323,375
3% 3/1/51 (g)	3,800,000	3,958,753
3% 3/1/51 (g)	13,550,000	14,116,080
3% 3/1/51 (g)	7,700,000	8,021,684
3% 3/1/51 (g)	11,800,000	12,292,970
3% 3/1/51 (g)	17,900,000	18,647,810
4.7% 1/20/62 (b)(h)	374	371
4.7% 2/20/62 (b)(h)	61,054	61,632
5.47% 8/20/59 (b)(h)	1,765	1,804
6.5% 3/20/31 to 6/15/37	109,437	128,540
		645,204,198
Uniform Mortgage Backed Securities - 28.6%
1.5% 3/1/36 (g)	1,175,000	1,190,050
1.5% 3/1/36 (g)	775,000	784,927
1.5% 3/1/36 (g)	9,300,000	9,419,122
1.5% 3/1/36 (g)	10,100,000	10,229,369
1.5% 3/1/36 (g)	7,600,000	7,697,347
1.5% 3/1/51 (g)	8,500,000	8,357,424
2% 3/1/51 (g)	25,350,000	25,591,319
2% 3/1/51 (g)	13,950,000	14,082,797
2% 3/1/51 (g)	21,600,000	21,805,621
2% 3/1/51 (g)	10,900,000	11,003,763
2% 3/1/51 (g)	9,000,000	9,085,676
2% 3/1/51 (g)	10,400,000	10,499,003
2% 3/1/51 (g)	9,700,000	9,792,339
2% 3/1/51 (g)	5,750,000	5,804,737
2% 3/1/51 (g)	6,850,000	6,915,209
2% 3/1/51 (g)	14,800,000	14,940,889
2% 3/1/51 (g)	7,000,000	7,066,637
2% 3/1/51 (g)	9,200,000	9,287,579
2% 3/1/51 (g)	5,300,000	5,350,453
2% 3/1/51 (g)	5,200,000	5,249,501
2% 3/1/51 (g)	16,200,000	16,354,216
2% 3/1/51 (g)	12,300,000	12,417,090
2% 3/1/51 (g)	7,000,000	7,066,637
2% 4/1/51 (g)	37,100,000	37,373,464
2% 4/1/51(g)	44,300,000	44,626,535
2% 4/1/51 (g)	44,350,000	44,676,904
2.5% 3/1/51 (g)	12,200,000	12,650,828
2.5% 3/1/51 (g)	12,400,000	12,858,218
2.5% 3/1/51 (g)	2,800,000	2,903,469
2.5% 3/1/51 (g)	21,100,000	21,879,710
2.5% 3/1/51 (g)	16,900,000	17,524,507
2.5% 3/1/51 (g)	6,200,000	6,429,109
2.5% 3/1/51 (g)	6,550,000	6,792,043
2.5% 4/1/51 (g)	21,650,000	22,402,675
3% 3/1/51 (g)	10,450,000	10,942,701
3% 3/1/51 (g)	8,750,000	9,162,549
3% 3/1/51 (g)	8,675,000	9,084,012
3% 3/1/51 (g)	16,100,000	16,859,089
3% 3/1/51 (g)	8,500,000	8,900,761
3% 3/1/51 (g)	8,500,000	8,900,761
3% 3/1/51 (g)	8,500,000	8,900,761
3% 3/1/51 (g)	9,225,000	9,659,944
3% 3/1/51 (g)	14,700,000	15,393,081
3% 3/1/51 (g)	24,500,000	25,655,136
3% 3/1/51 (g)	10,100,000	10,576,199
3% 3/1/51 (g)	13,100,000	13,717,644
3% 3/1/51 (g)	6,550,000	6,858,822
3% 4/1/51 (g)	4,550,000	4,765,236
3% 4/1/51 (g)	7,300,000	7,645,324
3% 4/1/51 (g)	9,250,000	9,687,568
3% 4/1/51 (g)	14,650,000	15,343,012
		652,161,767
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,430,972,434)		2,467,983,466

Asset-Backed Securities - 0.2%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 0.3123% 6/28/23 (b)(c)(i)	$4,447,546	$4,432,238
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.1065% 5/25/29 (b)(c)	482,681	483,342
TOTAL ASSET-BACKED SECURITIES
(Cost $4,907,575)		4,915,580

Collateralized Mortgage Obligations - 17.6%
U.S. Government Agency - 17.6%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 0.61% 4/25/24 (b)(c)	109,585	108,912
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.0976% 8/25/31 (b)(c)	38,490	39,292
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9176% 2/25/32 (b)(c)	4,433	4,511
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1083% 3/18/32 (b)(c)	7,957	8,131
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1176% 4/25/32 (b)(c)	17,283	17,720
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1176% 10/25/32 (b)(c)	11,852	12,123
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8676% 1/25/32 (b)(c)	4,384	4,456
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 0.5676% 11/25/32 (b)(c)	356,295	358,167
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.1176% 11/25/32 (b)(c)	16,927	17,355
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9824% 12/25/33 (b)(j)(k)	149,051	40,221
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5624% 11/25/36 (b)(j)(k)	111,827	23,109
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.0476% 6/25/36 (b)(c)	3,330,873	3,403,152
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,385	1,446
Series 1993-207 Class H, 6.5% 11/25/23	34,160	36,328
Series 1996-28 Class PK, 6.5% 7/25/25	12,306	13,132
Series 1999-17 Class PG, 6% 4/25/29	57,858	64,299
Series 1999-32 Class PL, 6% 7/25/29	60,701	67,670
Series 1999-33 Class PK, 6% 7/25/29	45,039	50,268
Series 2001-52 Class YZ, 6.5% 10/25/31	7,104	8,264
Series 2003-28 Class KG, 5.5% 4/25/23	48,386	50,305
Series 2003-70 Class BJ, 5% 7/25/33	279,140	312,013
Series 2005-102 Class CO 11/25/35 (l)	34,154	31,742
Series 2005-64 Class PX, 5.5% 6/25/35	520,986	559,559
Series 2005-68 Class CZ, 5.5% 8/25/35	3,596,876	4,110,813
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.2442% 8/25/35 (b)(k)	7,959	10,695
Series 2005-81 Class PC, 5.5% 9/25/35	95,990	108,789
Series 2006-12 Class BO 10/25/35 (l)	136,696	126,941
Series 2006-15 Class OP 3/25/36 (l)	156,380	143,359
Series 2006-37 Class OW 5/25/36 (l)	17,149	15,502
Series 2006-45 Class OP 6/25/36 (l)	48,666	44,282
Series 2006-62 Class KP 4/25/36 (l)	80,104	73,622
Series 2010-118 Class PB, 4.5% 10/25/40	2,777,100	3,101,959
Series 2012-149:
Class DA, 1.75% 1/25/43	942,673	968,006
Class GA, 1.75% 6/25/42	1,016,845	1,045,040
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	12,901	14,683
Series 1999-25 Class Z, 6% 6/25/29	48,854	55,110
Series 2001-20 Class Z, 6% 5/25/31	61,564	69,029
Series 2001-31 Class ZC, 6.5% 7/25/31	33,354	38,183
Series 2002-16 Class ZD, 6.5% 4/25/32	20,110	23,456
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4324% 11/25/32 (b)(j)(k)	74,246	10,445
Series 2003-117 Class MD, 5% 12/25/23	305,083	319,228
Series 2004-52 Class KZ, 5.5% 7/25/34	1,296,684	1,479,065
Series 2004-91 Class Z, 5% 12/25/34	2,867,004	3,208,927
Series 2005-117 Class JN, 4.5% 1/25/36	341,847	374,659
Series 2005-14 Class ZB, 5% 3/25/35	914,977	1,024,266
Series 2006-72 Class CY, 6% 8/25/26	577,177	627,115
Series 2009-59 Class HB, 5% 8/25/39	1,480,623	1,680,143
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	135,888	8,383
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5224% 12/25/36 (b)(j)(k)	79,800	20,117
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3224% 5/25/37 (b)(j)(k)	42,413	9,267
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.4671% 9/25/23 (b)(k)	1,590	1,845
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9824% 3/25/33 (b)(j)(k)	10,184	2,315
Series 2005-72 Class ZC, 5.5% 8/25/35	614,990	695,522
Series 2005-79 Class ZC, 5.9% 9/25/35	326,882	370,664
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.9142% 6/25/37 (b)(k)	35,967	74,014
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.8942% 7/25/37 (b)(k)	54,058	111,754
Class SB, 39.600% - 1 month U.S. LIBOR 38.8942% 7/25/37 (b)(k)	20,927	38,700
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2324% 3/25/38 (b)(j)(k)	274,200	55,945
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9324% 12/25/40 (b)(j)(k)	264,304	50,584
Class ZA, 4.5% 12/25/40	159,557	174,413
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	1,248,403	72,327
Series 2010-150 Class ZC, 4.75% 1/25/41	1,178,270	1,312,110
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0376% 3/25/36 (b)(c)	2,284,188	2,345,371
Series 2010-95 Class ZC, 5% 9/25/40	2,515,017	2,799,099
Series 2011-39 Class ZA, 6% 11/25/32	189,246	218,349
Series 2011-4 Class PZ, 5% 2/25/41	409,194	486,524
Series 2011-67 Class AI, 4% 7/25/26 (j)	370,831	19,776
Series 2011-83 Class DI, 6% 9/25/26 (j)	20,800	635
Series 2012-100 Class WI, 3% 9/25/27 (j)	740,763	56,342
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5324% 12/25/30 (b)(j)(k)	199,533	17,695
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4324% 6/25/41 (b)(j)(k)	233,501	24,941
Series 2013-133 Class IB, 3% 4/25/32 (j)	429,545	19,523
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9324% 1/25/44 (b)(j)(k)	240,242	42,090
Series 2013-51 Class GI, 3% 10/25/32 (j)	219,469	16,866
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6024% 6/25/35 (b)(j)(k)	210,532	40,812
Series 2015-42 Class IL, 6% 6/25/45 (j)	1,183,918	233,198
Series 2015-70 Class JC, 3% 10/25/45	1,286,433	1,365,434
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	615,908	124,412
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.0824% 10/25/47 (b)(j)(k)	6,539,857	1,409,577
Series 2018-45 Class GI, 4% 6/25/48 (j)	10,915,024	1,691,941
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	40,885	7,725
Series 343 Class 16, 5.5% 5/25/34 (j)	36,261	6,157
Series 348 Class 14, 6.5% 8/25/34 (b)(j)	25,253	5,805
Series 351:
Class 12, 5.5% 4/25/34 (b)(j)	18,427	3,492
Class 13, 6% 3/25/34 (j)	22,433	4,272
Series 359 Class 19, 6% 7/25/35 (b)(j)	15,776	3,294
Series 384 Class 6, 5% 7/25/37 (j)	167,179	30,548
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9123% 1/15/32 (b)(c)	3,828	3,896
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0123% 3/15/32 (b)(c)	4,916	5,021
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1123% 3/15/32 (b)(c)	5,143	5,260
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0123% 6/15/31 (b)(c)	8,873	9,043
Class FG, 1 month U.S. LIBOR + 0.900% 1.0123% 3/15/32 (b)(c)	2,753	2,807
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 0.5123% 11/15/32 (b)(c)	76,493	76,973
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0123% 2/15/33 (b)(c)	976,033	997,822
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.5123% 3/15/34 (b)(c)	1,303,284	1,314,824
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3623% 5/15/37 (b)(c)	207,369	208,196
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	67,560	75,426
Series 2101 Class PD, 6% 11/15/28	34,177	38,059
Series 2121 Class MG, 6% 2/15/29	25,564	28,517
Series 2131 Class BG, 6% 3/15/29	195,729	218,988
Series 2137 Class PG, 6% 3/15/29	29,604	33,175
Series 2154 Class PT, 6% 5/15/29	49,388	55,315
Series 2162 Class PH, 6% 6/15/29	10,378	11,541
Series 2520 Class BE, 6% 11/15/32	74,724	85,951
Series 2693 Class MD, 5.5% 10/15/33	179,238	204,410
Series 2802 Class OB, 6% 5/15/34	211,591	238,076
Series 2996 Class MK, 5.5% 6/15/35	59,872	67,467
Series 3002 Class NE, 5% 7/15/35	198,560	222,177
Series 3110 Class OP 9/15/35 (l)	79,750	77,145
Series 3119 Class PO 2/15/36 (l)	184,103	168,483
Series 3121 Class KO 3/15/36 (l)	34,215	31,807
Series 3123 Class LO 3/15/36 (l)	105,153	96,311
Series 3145 Class GO 4/15/36 (l)	104,768	96,519
Series 3189 Class PD, 6% 7/15/36	165,290	193,997
Series 3225 Class EO 10/15/36 (l)	55,431	50,528
Series 3258 Class PM, 5.5% 12/15/36	79,042	90,731
Series 3415 Class PC, 5% 12/15/37	538,570	601,890
Series 3786 Class HI, 4% 3/15/38 (j)	66,576	1,109
Series 3806 Class UP, 4.5% 2/15/41	432,654	480,112
Series 3832 Class PE, 5% 3/15/41	806,798	902,852
Series 3857 Class ZP, 5% 5/15/41	2,761,954	3,249,579
Series 4135 Class AB, 1.75% 6/15/42	764,672	785,920
Series 4765 Class PE, 3% 12/15/41	556,905	564,984
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	141,023	154,469
Series 2004-2862 Class NE, 5% 9/15/24	651,878	680,329
Series 2135 Class JE, 6% 3/15/29	12,905	14,426
Series 2145 Class MZ, 6.5% 4/15/29	187,373	214,551
Series 2274 Class ZM, 6.5% 1/15/31	19,118	21,763
Series 2281 Class ZB, 6% 3/15/30	36,383	40,370
Series 2303 Class ZV, 6% 4/15/31	104,256	117,240
Series 2357 Class ZB, 6.5% 9/15/31	283,991	330,245
Series 2502 Class ZC, 6% 9/15/32	34,915	40,077
Series 2519 Class ZD, 5.5% 11/15/32	50,075	56,630
Series 2546 Class MJ, 5.5% 3/15/23	10,745	11,196
Series 2601 Class TB, 5.5% 4/15/23	5,616	5,848
Series 2877 Class ZD, 5% 10/15/34	3,679,325	4,119,390
Series 2998 Class LY, 5.5% 7/15/25	77,279	82,977
Series 3007 Class EW, 5.5% 7/15/25	220,768	236,759
Series 3745 Class KV, 4.5% 12/15/26	4,599,944	4,696,115
Series 3871 Class KB, 5.5% 6/15/41	930,207	1,088,502
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4878% 2/15/36 (b)(j)(k)	52,075	10,618
Series 2013-4281 Class AI, 4% 12/15/28 (j)	396,835	18,798
Series 2017-4683 Class LM, 3% 5/15/47	1,597,334	1,692,099
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.0878% 8/15/47 (b)(j)(k)	3,778,170	653,289
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.0704% 8/15/24 (b)(k)	166	191
Class SD, 86.400% - 1 month U.S. LIBOR 84.9907% 8/15/24 (b)(k)	214	272
Series 2933 Class ZM, 5.75% 2/15/35	689,419	808,704
Series 2935 Class ZK, 5.5% 2/15/35	637,151	727,566
Series 2947 Class XZ, 6% 3/15/35	291,588	337,868
Series 2996 Class ZD, 5.5% 6/15/35	509,054	591,460
Series 3237 Class C, 5.5% 11/15/36	728,253	833,374
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5478% 11/15/36 (b)(j)(k)	223,597	52,752
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6378% 3/15/37 (b)(j)(k)	351,489	86,301
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6478% 4/15/37 (b)(j)(k)	492,586	122,430
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4678% 6/15/37 (b)(j)(k)	174,238	36,890
Series 3843 Class PZ, 5% 4/15/41	2,771,544	3,271,600
Series 3949 Class MK, 4.5% 10/15/34	141,505	155,976
Series 4055 Class BI, 3.5% 5/15/31 (j)	429,498	21,503
Series 4149 Class IO, 3% 1/15/33 (j)	112,031	12,206
Series 4314 Class AI, 5% 3/15/34 (j)	137,920	9,187
Series 4427 Class LI, 3.5% 2/15/34 (j)	842,065	63,314
Series 4471 Class PA 4% 12/15/40	827,614	887,801
target amortization class Series 2156 Class TC, 6.25% 5/15/29	31,577	34,170
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0265% 2/15/24 (b)(c)	8,799	8,852
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	23,225	25,854
Series 2056 Class Z, 6% 5/15/28	54,408	60,703
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	594,500	598,439
Series 4341 Class ML, 3.5% 11/15/31	3,756,251	4,016,645
Series 4386 Class AZ, 4.5% 11/15/40	1,650,011	1,801,338
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	669,638	726,267
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5826% 6/16/37 (b)(j)(k)	96,411	21,622
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.6111% 7/20/37 (b)(c)	670,899	680,553
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.5911% 1/20/38 (b)(c)	170,849	173,116
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 0.9711% 8/20/38 (b)(c)	951,339	971,979
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.0111% 9/20/38 (b)(c)	773,413	791,195
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7074% 11/16/39 (b)(c)	790,953	804,436
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.6374% 12/16/39 (b)(c)	546,927	555,434
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6775% 3/20/60 (b)(c)(h)	1,270,998	1,274,893
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4575% 7/20/60 (b)(c)(h)	7,140,635	7,126,727
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4439% 9/20/60 (b)(c)(h)	8,608,561	8,587,038
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4439% 8/20/60 (b)(c)(h)	8,605,629	8,585,079
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.5239% 12/20/60 (b)(c)(h)	3,456,200	3,454,095
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 12/20/60 (b)(c)(h)	4,407,059	4,416,252
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 2/20/61 (b)(c)(h)	7,026,824	7,037,688
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6339% 2/20/61 (b)(c)(h)	9,166,849	9,180,149
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 4/20/61 (b)(c)(h)	3,836,645	3,844,881
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6439% 5/20/61 (b)(c)(h)	5,504,053	5,515,874
Class FC, 1 month U.S. LIBOR + 0.500% 0.6439% 5/20/61 (b)(c)(h)	4,425,732	4,435,243
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6739% 6/20/61 (b)(c)(h)	5,199,169	5,213,071
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6939% 9/20/61 (b)(c)(h)	1,638,534	1,643,998
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7439% 10/20/61 (b)(c)(h)	5,738,294	5,762,644
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.5111% 8/20/42 (b)(c)	794,532	800,014
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 11/20/61 (b)(c)(h)	5,363,452	5,398,098
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 1/20/62 (b)(c)(h)	3,601,184	3,623,146
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 1/20/62 (b)(c)(h)	5,156,187	5,181,028
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 3/20/62 (b)(c)(h)	3,286,468	3,300,804
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7939% 5/20/61 (b)(c)(h)	45,512	45,760
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6639% 10/20/62 (b)(c)(h)	53,804	53,932
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6739% 7/20/60 (b)(c)(h)	10,586	10,593
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.5039% 3/20/63 (b)(c)(h)	71,472	71,406
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 0.7439% 8/20/63 (b)(c)(h)	610,266	612,006
Class FD, 1 month U.S. LIBOR + 0.600% 0.7439% 8/20/63 (b)(c)(h)	1,383,478	1,387,093
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7439% 1/20/64 (b)(c)(h)	568,425	570,545
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7439% 12/20/63 (b)(c)(h)	2,223,556	2,232,400
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6439% 6/20/64 (b)(c)(h)	1,473,344	1,476,466
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4439% 3/20/65 (b)(c)(h)	14,115	14,089
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.4239% 5/20/63 (b)(c)(h)	127,763	127,437
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3439% 4/20/63 (b)(c)(h)	67,761	67,480
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5439% 12/20/62 (b)(c)(h)	38,820	38,817
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3611% 10/20/47 (b)(c)	6,249,435	6,248,979
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4611% 11/20/48 (b)(c)	3,443,630	3,463,535
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4111% 5/20/48 (b)(c)	6,522,877	6,534,212
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4111% 6/20/48 (b)(c)	8,046,190	8,062,177
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4111% 6/20/48 (b)(c)	2,019,352	2,026,779
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.5611% 9/20/49 (b)(c)	18,950,270	19,118,747
Series 2019-128 Class FG, 1 month U.S. LIBOR + 0.450% 0.5611% 10/20/49 (b)(c)	9,899,135	10,003,055
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.5611% 8/20/49 (b)(c)	26,719,024	26,906,835
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.7777% 12/20/40 (b)(k)	1,091,869	1,276,667
Series 2010-31 Class BP, 5% 3/20/40	4,715,282	5,351,262
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	532,342	48,723
Series 2011-68 Class EC, 3.5% 4/20/41	466,196	495,238
Series 2016-69 Class WA, 3% 2/20/46	903,586	961,058
Series 2017-134 Class BA, 2.5% 11/20/46	1,186,381	1,246,144
Series 2017-153 Class GA, 3% 9/20/47	2,629,446	2,785,945
Series 2017-182 Class KA, 3% 10/20/47	2,208,594	2,338,237
Series 2018-13 Class Q, 3% 4/20/47	3,175,103	3,347,438
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	285,082	319,032
Series 2010-160 Class DY, 4% 12/20/40	2,242,353	2,437,889
Series 2010-170 Class B, 4% 12/20/40	499,898	543,574
Series 2011-69 Class GX, 4.5% 5/16/40	8,881,964	9,356,452
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	105,595	105,862
Series 2013-H26 Class HA, 3.5% 9/20/63 (h)	97,527	98,446
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	7,403,931	7,661,359
Series 2014-H12 Class KA, 2.75% 5/20/64 (h)	3,377,102	3,434,237
Series 2017-139 Class BA, 3% 9/20/47	4,490,550	4,705,739
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	8,838,211	9,322,536
Series 2004-22 Class M1, 5.5% 4/20/34	730,405	967,286
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3926% 5/16/34 (b)(j)(k)	55,591	10,857
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0926% 8/17/34 (b)(j)(k)	56,196	13,138
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.5557% 6/16/37 (b)(k)	8,403	15,324
Series 2010-116 Class QB, 4% 9/16/40	168,912	183,118
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8426% 2/16/40 (b)(j)(k)	385,470	66,640
Series 2010-169 Class Z, 4.5% 12/20/40	5,421,821	5,752,988
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4575% 5/20/60 (b)(c)(h)	493,890	492,954
Series 2010-H15 Class TP, 5.15% 8/20/60 (h)	20,472	20,758
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	663,000	700,247
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(h)	72,509	78,847
Series 2010-H28 Class KA, 3.75% 12/20/60 (h)	4,529	4,506
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9889% 7/20/41 (b)(j)(k)	210,748	40,363
Series 2012-64 Class KI, 3.5% 11/20/36 (j)	45,984	46
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5926% 6/16/42 (b)(j)(k)	204,645	44,131
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5185% 4/20/39 (b)(k)	355,986	373,055
Class ST, 8.800% - 1 month U.S. LIBOR 8.6518% 8/20/39 (b)(k)	714,913	733,287
Series 2013-149 Class MA, 2.5% 5/20/40	2,501,510	2,588,770
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	43,711	43,814
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	63,080	63,241
Series 2013-H07 Class JA, 1.75% 3/20/63 (h)	790,593	792,058
Series 2013-H08 Class MA, 3% 3/20/63 (h)	691,438	697,371
Series 2014-2 Class BA, 3% 1/20/44	4,078,184	4,328,264
Series 2014-21 Class HA, 3% 2/20/44	1,640,851	1,742,256
Series 2014-25 Class HC, 3% 2/20/44	2,659,644	2,812,011
Series 2014-5 Class A, 3% 1/20/44	2,388,298	2,522,305
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	136,506	137,728
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	44,183	44,169
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(h)	679,229	685,524
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.61% 5/20/66 (b)(c)(h)	15,339,913	15,239,002
Series 2017-186 Class HK, 3% 11/16/45	2,261,181	2,393,048
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.46% 8/20/66 (b)(c)(h)	16,773,716	16,612,424
Series 2090-118 Class XZ, 5% 12/20/39	16,046,759	18,228,383
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 3.9331% 5/20/65 (b)(h)	309,422	320,365
		400,785,111
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $400,036,852)		400,785,111
	Shares	Value

Money Market Funds - 11.0%
Fidelity Cash Central Fund 0.07% (m)
(Cost $250,120,398)	250,070,536	250,120,550
TOTAL INVESTMENT IN SECURITIES - 138.5%
(Cost $3,120,138,218)		3,157,908,703
NET OTHER ASSETS (LIABILITIES) - (38.5)%		(877,777,838)
NET ASSETS - 100%		$2,280,130,865

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 3/1/51	$(30,550,000)	$(31,024,475)
2% 3/1/51	(15,250,000)	(15,486,849)
2.5% 3/1/51	(22,300,000)	(23,157,511)
3% 3/1/51	(6,550,000)	(6,823,640)
3% 3/1/51	(4,350,000)	(4,531,730)

TOTAL GINNIE MAE		(81,024,205)

Uniform Mortgage Backed Securities
1.5% 3/1/51	(8,500,000)	(8,357,424)
2% 3/1/51	(37,100,000)	(37,453,173)
2% 3/1/51	(44,300,000)	(44,721,714)
2% 3/1/51	(44,350,000)	(44,772,190)
2.5% 3/1/51	(6,550,000)	(6,792,043)
2.5% 3/1/51	(21,650,000)	(22,450,035)
3% 3/1/36	(30,000,000)	(31,682,814)
3% 3/1/51	(14,800,000)	(15,497,796)
3% 3/1/51	(5,600,000)	(5,864,031)
3% 3/1/51	(22,500,000)	(23,560,839)
3% 3/1/51	(11,150,000)	(11,675,705)
3% 3/1/51	(4,300,000)	(4,502,738)
3% 3/1/51	(4,550,000)	(4,764,525)
3% 3/1/51	(21,500,000)	(22,513,691)
3% 3/1/51	(7,300,000)	(7,644,183)
3% 3/1/51	(9,250,000)	(9,686,123)
3% 3/1/51	(14,650,000)	(15,340,724)
3% 3/1/51	(16,900,000)	(17,696,808)
3% 3/1/51	(6,200,000)	(6,492,320)
3% 3/1/51	(6,550,000)	(6,858,822)
3.5% 3/1/51	(13,100,000)	(13,897,258)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(362,224,956)

TOTAL TBA SALE COMMITMENTS
(Proceeds $442,669,036)		$(443,249,161)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.65% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	13,700,000	$(470,684)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.2925% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	15,600,000	(756,300)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	57,000,000	(2,192,032)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	8,000,000	(299,801)

TOTAL PUT SWAPTIONS			(3,718,817)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.65% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	13,700,000	(283,480)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.2925% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	15,600,000	(197,958)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	57,000,000	(1,456,264)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	8,000,000	(169,632)

TOTAL CALL SWAPTIONS			(2,107,334)

TOTAL WRITTEN SWAPTIONS			$(5,826,151)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	393	June 2021	$48,719,719	$(194,560)	$(194,560)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	152	June 2021	24,201,250	(23,422)	(23,422)

TOTAL PURCHASED					(217,982)

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,128	June 2021	149,706,750	1,716,061	1,716,061
CBOT 2-Year U.S. Treasury Note Contracts (United States)	964	June 2021	212,818,063	117,513	117,513

TOTAL SOLD					1,833,574

TOTAL FUTURES CONTRACTS					$1,615,592

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

The notional amount of futures sold as a percentage of Net Assets is 15.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $489,108,397.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$100,400,000	$(47,580)	$0	$(47,580)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	64,914,000	(1,258,129)	0	(1,258,129)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2031	6,361,000	(439,916)	0	(439,916)
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	2,838,000	(522,799)	0	(522,799)

TOTAL INTEREST RATE SWAPS							$(2,268,424)	$0	$(2,268,424)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $186,679,667.

Legend

 (a) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $6,864,404.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $871,591.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,260,702.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,785,038.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,432,238 or 0.2% of net assets.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,957
Total	$71,957

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $312,395,274. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $922,052,735 and $984,341,347, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$34,103,996	$--	$34,103,996	$--
U.S. Government Agency - Mortgage Securities	2,467,983,466	--	2,467,983,466	--
Asset-Backed Securities	4,915,580	--	4,915,580	--
Collateralized Mortgage Obligations	400,785,111	--	400,785,111	--
Money Market Funds	250,120,550	250,120,550	--	--
Total Investments in Securities:	$3,157,908,703	$250,120,550	$2,907,788,153	$--
Derivative Instruments:
Assets
Futures Contracts	$1,833,574	$1,833,574	$--	$--
Total Assets	$1,833,574	$1,833,574	$--	$--
Liabilities
Futures Contracts	$(217,982)	$(217,982)	$--	$--
Swaps	(2,268,424)	--	(2,268,424)	--
Written Swaptions	(5,826,151)	--	(5,826,151)	--
Total Liabilities	$(8,312,557)	$(217,982)	$(8,094,575)	$--
Total Derivative Instruments:	$(6,478,983)	$1,615,592	$(8,094,575)	$--
Other Financial Instruments:
TBA Sale Commitments	$(443,249,161)	$--	$(443,249,161)	$--
Total Other Financial Instruments:	$(443,249,161)	$--	$(443,249,161)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$1,833,574	$(217,982)
Swaps(b)	0	(2,268,424)
Written Swaptions(c)	0	(5,826,151)
Total Interest Rate Risk	1,833,574	(8,312,557)
Total Value of Derivatives	$1,833,574	$(8,312,557)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,870,017,820)	$2,907,788,153
Fidelity Central Funds (cost $250,120,398)	250,120,550
Total Investment in Securities (cost $3,120,138,218)		$3,157,908,703
Receivable for investments sold		90,605,831
Receivable for premium on written options		5,123,869
Receivable for TBA sale commitments		442,669,036
Interest receivable		4,767,835
Distributions receivable from Fidelity Central Funds		7,227
Receivable for daily variation margin on futures contracts		29,126
Total assets		3,701,111,627
Liabilities
TBA sale commitments, at value	$443,249,161
Payable for investments purchased on a delayed delivery basis	971,865,333
Payable for daily variation margin on centrally cleared OTC swaps	2,698
Written options, at value (premium receivable $5,123,869)	5,826,151
Other payables and accrued expenses	37,419
Total liabilities		1,420,980,762
Net Assets		$2,280,130,865
Net Assets consist of:
Paid in capital		$2,239,050,537
Total accumulated earnings (loss)		41,080,328
Net Assets		$2,280,130,865
Net Asset Value, offering price and redemption price per share ($2,280,130,865 ÷ 20,554,205 shares)		$110.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$14,359,373
Income from Fidelity Central Funds		71,957
Total income		14,431,330
Expenses
Custodian fees and expenses	$75,333
Independent directors' fees and expenses	4,024
Total expenses before reductions	79,357
Expense reductions	(64)
Total expenses after reductions		79,293
Net investment income (loss)		14,352,037
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,666,657
Fidelity Central Funds	13,888
Futures contracts	5,617,689
Swaps	(1,256,135)
Written options	187,001
Total net realized gain (loss)		14,229,100
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(20,567,335)
Fidelity Central Funds	(1)
Futures contracts	1,346,245
Swaps	(2,446,250)
Written options	(810,540)
Delayed delivery commitments	(383,745)
Total change in net unrealized appreciation (depreciation)		(22,861,626)
Net gain (loss)		(8,632,526)
Net increase (decrease) in net assets resulting from operations		$5,719,511

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,352,037	$54,324,628
Net realized gain (loss)	14,229,100	117,329,313
Change in net unrealized appreciation (depreciation)	(22,861,626)	(56,790,606)
Net increase (decrease) in net assets resulting from operations	5,719,511	114,863,335
Distributions to shareholders	(59,507,318)	(56,660,441)
Affiliated share transactions
Proceeds from sales of shares	267,859,999	1,634,616,928
Reinvestment of distributions	59,507,318	50,387,872
Cost of shares redeemed	(803,610,242)	(4,736,090,564)
Net increase (decrease) in net assets resulting from share transactions	(476,242,925)	(3,051,085,764)
Total increase (decrease) in net assets	(530,030,732)	(2,992,882,870)
Net Assets
Beginning of period	2,810,161,597	5,803,044,467
End of period	$2,280,130,865	$2,810,161,597
Other Information
Shares
Sold	2,397,031	14,574,622
Issued in reinvestment of distributions	533,594	452,149
Redeemed	(7,189,867)	(43,021,118)
Net increase (decrease)	(4,259,242)	(27,994,347)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mortgage Backed Securities Central Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$113.25	$109.89	$105.37	$108.77	$110.75	$109.15
Income from Investment Operations
Net investment income (loss)A	.642	2.375	3.265	2.865	2.586	2.663
Net realized and unrealized gain (loss)	(.449)	3.423	4.515	(3.468)	(1.473)	1.634
Total from investment operations	.193	5.798	7.780	(.603)	1.113	4.297
Distributions from net investment income	(.808)	(2.202)B	(3.207)B	(2.797)	(2.905)	(2.697)
Distributions from net realized gain	(1.705)	(.236)B	(.053)B	–	(.188)	–
Total distributions	(2.513)	(2.438)	(3.260)	(2.797)	(3.093)	(2.697)
Net asset value, end of period	$110.93	$113.25	$109.89	$105.37	$108.77	$110.75
Total ReturnC,D	.17%	5.34%	7.52%	(.55)%	1.05%	3.98%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.01%G	.01%	- %H	- %H	- %H	- %H
Expenses net of all reductions	.01%G	.01%	- %H	- %H	- %H	- %H
Net investment income (loss)	1.16%G	2.11%	3.06%	2.70%	2.38%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$2,280,131	$2,810,162	$5,803,044	$8,001,435	$6,705,261	$7,313,953
Portfolio turnover rateI	556%G	858%J	525%J	262%J	292%	336%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$50,353,455
Gross unrealized depreciation	(14,527,484)
Net unrealized appreciation (depreciation)	$35,825,971
Tax cost	$3,120,147,493

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$5,617,689	$1,346,245
Purchased Options	(340,000)	393,935
Swaps	(1,256,135)	(2,446,250)
Written Options	187,001	(810,540)
Totals	$4,208,555	$(1,516,610)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mortgage Backed Securities Central Fund	4,164,592,366	4,234,728,160

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 8,208,500 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $899,159,090. The fund had a net realized gain of $12,458,917 on investments delivered through in-kind. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

In addition, Fidelity Advisor Balanced Fund and Fidelity Balanced Fund (the Investing Funds) completed in-kind transactions with the Fund. The Fund delivered investments, including accrued interest, and cash, as presented in the accompanying table. The fund had a net realized gain on investments delivered. The value of investments delivered from the Fund is included in proceeds from sales of shares in the accompanying Statement of Changes in Net Assets. The Fund generally did not recognize gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of investments and cash, including accrued interest, delivered	Realized Gain	Redeemed number of shares
Fidelity Advisor Balanced Fund	$284,488,635	$3,793,442	2,597,121
Fidelity Balanced Fund	2,581,906,896	35,036,852	23,570,448
Total	$2,866,395,531	$38,830,294	26,167,569

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $484,396,929 in exchange for 4,278,651 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $64.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Mortgage Backed Securities Central Fund	.0064%
Actual		$1,000.00	$1,001.70	$.03
Hypothetical-C		$1,000.00	$1,024.76	$.03

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Directors, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MBSCEN-SANN-0421
1.833865.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021